PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 8.5%
40,348  Alphabet, Inc. - Class
C
$ 13,533,123
0.9
649,545
AT&T, Inc.
16,816,720
1.2
585,180  Comcast Corp. - Class
A
15,577,491
1.1
25,193  Meta Platforms, Inc.
- Class A
14,418,962
1.0
192,099
(1)
Netflix, Inc.
15,569,624
1.1
81,467
T-Mobile US, Inc.
14,699,905
1.0
321,385  Verizon
Communications, Inc.
16,075,678
1.1
143,699
Walt Disney Co.
15,454,827
1.1
122,146,330
8.5
Consumer Discretionary : 8.9%
59,021
(1)
Amazon.com, Inc.
15,331,885
1.1
77,699
Booking Holdings, Inc.
15,469,094
1.1
183,256
General Motors Co.
15,818,658
1.1
40,401
Home Depot, Inc.
13,244,660
0.9
64,525
Lowe's Cos., Inc.
13,208,268
0.9
53,047
McDonald's Corp.
13,980,006
1.0
341,684
NIKE, Inc. - Class B
13,346,177
0.9
136,201
Starbucks Corp.
14,471,356
1.0
34,414
(1)
Tesla, Inc.
12,662,631
0.9
127,532,735
8.9
Consumer Staples : 8.8%
191,399
Altria Group, Inc.
13,107,003
0.9
171,483
Coca-Cola Co.
15,205,398
1.0
153,388
Colgate-Palmolive Co.
13,777,310
1.0
14,972  Costco Wholesale
Corp.
14,131,921
1.0
235,629  Mondelez International,
Inc. - Class A
14,625,492
1.0
102,199
PepsiCo, Inc.
14,342,608
1.0
77,504  Philip Morris
International, Inc.
14,516,499
1.0
95,473
Procter & Gamble Co.
13,855,042
1.0
123,674
Walmart, Inc.
12,969,692
0.9
126,530,965
8.8
Energy : 3.6%
84,129
Chevron Corp.
17,342,352
1.2
136,019
ConocoPhillips
18,021,157
1.2
104,168  ExxonMobil Holdings
Corp.
16,765,840
1.2
52,129,349
3.6
Financials : 15.8%
41,578
American Express Co.
13,727,808
1.0
244,871
Bank of America Corp.
15,167,310
1.1
98,560  Bank of New York
Mellon Corp.
15,895,757
1.1
28,575
(1)
Berkshire Hathaway,
Inc. - Class B
14,402,657
1.0
14,916
Blackrock, Inc.
17,237,079
1.2
70,067  Capital One Financial
Corp.
15,030,072
1.0
156,522
Charles Schwab Corp.
17,189,246
1.2
99,466
Citigroup, Inc.
13,091,715
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,892  Goldman Sachs
Group, Inc.
$ 14,251,803
1.0
43,028  JPMorgan Chase &
Co.
15,318,829
1.1
27,810  Mastercard, Inc.
- Class A
16,388,711
1.1
66,943
Morgan Stanley
14,280,281
1.0
231,283
US Bancorp
14,242,407
1.0
41,484
Visa, Inc. - Class A
15,737,785
1.1
169,716
Wells Fargo & Co.
14,661,765
1.0
226,623,225
15.8
Health Care : 16.0%
152,875
Abbott Laboratories
16,871,285
1.2
55,732
AbbVie, Inc.
14,290,799
1.0
39,309
Amgen, Inc.
16,898,153
1.2
242,027  Bristol-Myers Squibb
Co.
16,169,824
1.1
136,832
CVS Health Corp.
12,849,893
0.9
73,520
Danaher Corp.
15,700,931
1.1
11,522
Eli Lilly & Co.
13,327,843
0.9
112,192
Gilead Sciences, Inc.
16,418,177
1.2
34,911
(1)
Intuitive Surgical, Inc.
13,156,559
0.9
54,826
Johnson & Johnson
14,575,492
1.0
175,127
Medtronic PLC
15,875,263
1.1
109,546
Merck & Co., Inc.
16,186,517
1.1
581,578
Pfizer, Inc.
16,551,710
1.2
27,986  Thermo Fisher
Scientific, Inc.
17,270,161
1.2
33,760  UnitedHealth Group,
Inc.
13,146,482
0.9
229,289,089
16.0
Industrials : 14.5%
87,256
3M Co.
14,993,199
1.0
66,017
(1)
Boeing Co.
13,717,012
1.0
13,718
Caterpillar, Inc.
10,939,693
0.8
22,619
Deere & Co.
14,813,409
1.0
99,236
Emerson Electric Co.
15,127,536
1.1
43,555
FedEx Corp.
14,259,907
1.0
12,855
GE Vernova, Inc.
11,550,603
0.8
40,719  General Dynamics
Corp.
15,121,001
1.0
37,925
General Electric Co.
12,731,802
0.9
64,354
(1)
Honeywell Aerospace,
Inc.
10,175,011
0.7
28,229
Lockheed Martin Corp.
15,842,962
1.1
75,658
RTX Corp.
15,716,436
1.1
187,723
(1)
Uber Technologies,
Inc.
14,201,245
1.0
51,974
Union Pacific Corp.
15,627,023
1.1
131,219  United Parcel Service,
Inc. - Class B
13,676,956
0.9
208,493,795
14.5
Information Technology : 17.3%
74,737  Accenture PLC - Class
A
14,182,093
1.0
68,658
(1)
Adobe, Inc.
20,102,376
1.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
26,271
(1)
Advanced Micro
Devices, Inc.
$ 12,366,285
0.9
50,306
Apple, Inc.
15,939,456
1.1
38,052
Broadcom, Inc.
14,092,178
1.0
120,418
Cisco Systems, Inc.
13,304,985
0.9
50,983  International Business
Machines Corp.
11,923,394
0.8
53,201
Intuit, Inc.
19,115,119
1.3
38,454
Microsoft Corp.
19,507,330
1.4
72,693
NVIDIA Corp.
16,049,160
1.1
95,920
Oracle Corp.
14,303,590
1.0
80,379
(1)
Palantir Technologies,
Inc. - Class A
14,981,038
1.1
75,102
Qualcomm, Inc.
12,803,389
0.9
57,016
Salesforce, Inc.
14,683,901
1.0
141,773
(1)
ServiceNow, Inc.
20,980,986
1.5
49,646
Texas Instruments, Inc.
12,953,138
0.9
247,288,418
17.3
Materials : 1.0%
27,732
Linde PLC US
13,577,033
1.0
Real Estate : 2.0%
84,029
American Tower Corp.
14,763,895
1.1
62,283  Simon Property Group,
Inc.
13,223,927
0.9
27,987,822
2.0
Utilities : 2.7%
110,443
Duke Energy Corp.
13,243,220
0.9
159,858
NextEra Energy, Inc.
13,162,708
0.9
146,492
Southern Co.
12,891,296
0.9
39,297,224
2.7
Total Common Stock
(Cost $803,653,773)
1,420,895,985
99.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Mutual Funds : 1.4%
20,252,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $20,252,000) $ 20,252,000 1.4
Total Short-Term
Investments
(Cost $20,252,000)
20,252,000
1.4
Total Investments in
Securities
(Cost $823,905,773) $ 1,441,147,985 100.5
Liabilities in Excess
of Other Assets (7,420,977) (0.5)
Net Assets $ 1,433,727,008 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 1,420,895,985 $ — $ — $ 1,420,895,985
Short-Term Investments 20,252,000 — — 20,252,000
Total Investments, at fair value $ 1,441,147,985 $ — $ — $ 1,441,147,985
Other Financial Instruments+
Futures 299,285 — — 299,285
Total Assets $ 1,441,447,270 $ — $ — $ 1,441,447,270
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At August 31, 2026, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 28 09/18/26 $ 10,778,600 $ 299,285
$ 10,778,600 $ 299,285
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 635,456,537
Gross Unrealized Depreciation (18,214,325)
Net Unrealized Appreciation $ 617,242,212